S000000777 [Member] Investment Objectives and Goals - Putnam Small Cap Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund summaryEffective on January 15, 2025, the fund closed to new investors. The fund is open for purchases and incoming exchanges only by the following categories of investors: (1) existing fund shareholders as of January 15, 2025 who presently hold fund shares (i) in their own name or (ii) as the beneficial owner, in cases where their shares are held of record in another’s name, such as their service agent; (2) employer-sponsored retirement plans that are clients of third-party administrators (including affiliates of the Investment Manager (as defined below) that have entered into agreements with Franklin Distributors, LLC or an affiliate, to the extent the fund was made available to the plan prior to January 15, 2025; (3) current and retired employees of the Investment Manager (including its affiliates) and their immediate family members (including an employee’s spouse, domestic partner, fiancé(e), or other family members who are living in the same household) as well as, in each case, health savings accounts, individual retirement accounts, and other similar tax-advantaged plans offered by the Investment Manager (including its affiliates) solely owned by the foregoing individuals; (4) current and retired directors of Franklin Resources, Inc. or its affiliates; (5) current and retired Trustees of the fund; and (6) any new or existing clients of specified financial intermediaries approved by the Investment Manager (or its affiliates) that make fund shares available through existing arrangements with Franklin Distributors, LLC.The fund reserves the right to (i) make additional exceptions to those detailed above that, in the Investment Manager’s judgement, do not adversely affect the portfolio managers’ ability to manage the fund’s portfolio and (ii) reject any investment in the fund that the Investment Manager believes will adversely affect the portfolio managers’ ability to manage the fund’s portfolio.
Objective [Heading]	Goal
Objective, Primary [Text Block]	The fund seeks capital appreciation.